Cover	Apr. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2023
Entity File Number	000-54030
Entity Registrant Name	NATURALSHRIMP INCORPORATED
Entity Central Index Key	0001465470
Entity Tax Identification Number	74-3262176
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5501 LBJ Freeway
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	866
Local Phone Number	351-5907
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false